Fees Summary	Sep. 20, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering(s). The maximum aggregate offering price of the related offering(s) is $10,000,000.
Narrative - Max Aggregate Offering Price	$ 10,000,000